Submission	Jul. 06, 2026
Submission [Line Items]
Central Index Key	0001332551
Registrant Name	ACRES Commercial Realty Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES